Impairment of non-financial assets	12 Months Ended
Mar. 31, 2026
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment of non-financial assets
12.	Impairment of non-financial assets
For the fiscal year ended March 31, 2026, considering the business environment, as a result of reviewing the future projections for the business operated by Bungie, Inc. (“Bungie”), a wholly-owned subsidiary of Sony within the G&NS segment, Sony determined that sufficient future cash flows were not expected to be generated to recover the carrying amount of the assets. As a result, Sony recognized impairment losses for the entire carrying amount of Bungie’s non-financial assets, excluding goodwill, resulting in impairment losses of 65,312 million yen in other operating (income) expenses, net, related to property, plant and equipment of 11,309 million yen, ROU assets of
14,266
million yen and other intangible assets of
39,737
million yen, and
also
recorded impairment losses of
54,750
million yen in cost of sales related to content assets. The recoverable amount of the assets was measured using value in use with a pre-tax
discount rate of
13.0
%.
For the fiscal year
 ended March 31, 2026, considering the business environment, Sony decided to wind down the businesses operated by Pixo Holdings, Inc., a wholly-owned subsidiary of Sony within the Pictures segment, and its consolidated subsidiaries (collectively, “Pixomondo”), while completing any outstanding contractual obligations. As a result, Sony determined that th
e
re was

no
recoverable amount
f
or

Pixomondo’s non-financial assets
,
 including property, plant

and equipment of
5,171
million yen,
ROU
assets of
640
million yen, goodwill of
14,355
million yen and other intangible assets of
1,944
million yen
,
 and accordingly recognized impairment losses of
22,110
million yen in other operating (income) expenses, net.
There were no material impairment losses for the fiscal years ended March 31, 2024 and 2025.